TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS PAYABLE
Sundry suppliers (Opex, Capex, Services e Material)	R$ 6,572,181	R$ 6,243,614
Related parties (Note 29)	375,299	442,747
Amounts payable (operators, cobilling)	224,555	217,000
Interconnection / interlink	243,763	229,041
Total	R$ 7,415,798	R$ 7,132,402